Financial instruments by category	6 Months Ended
Jun. 30, 2024
Financial instruments by category
Financial instruments by category

21Financial instruments by category

Financial assets as per statement of financial position

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
At fair value
Sublease receivables	230,984	571,022
At amortised cost
Trade and other receivables	3,994,798	5,327,877
Cash and cash equivalents	1,182,269	2,922,755
	5,408,051	8,821,654

Financial liabilities as per statement of financial position

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2024	2023
	USD	USD
Accounts payable, accruals and other payables excluding non-financial items	7,380,844	7,894,863
Deferred purchase price	2,697,819	1,207,682
Lease liabilities	1,322,871	1,662,411
Current tax liabilities	464,134	627,068
Derivative warrant liabilities	85,136	106,420
Due to related parties	—	131,523
	11,950,804	11,629,967